GENERAL	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
Description of the Company and its operations:

MediWound Ltd. was incorporated in Israel. The Company which is located in Yavne, Israel (The "Company" or "MediWound"), is biopharmaceutical company that develops, manufactures and commercializes novel, cost effective, bio-therapeutic solutions for tissue repair and regeneration. The Company’s strategy leverages its breakthrough enzymatic technology platform into diversified portfolio of biotherapeutics across multiple indications to pioneer solutions for unmet medical needs. The Company’s current portfolio is focused on next-generation bio-active therapies for burn and wound care and tissue repair.

The Company's first innovative biopharmaceutical product, NexoBrid, has received marketing authorization from the European Medicines Agency ("EMA") as well as the Israeli, Argentinean, South-Korean, Russian, Taiwanese, Ukrainian, United Arab Emirates, Chilean, Peruvian and Switzerland Ministries of Health, for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns.

The Company sells NexoBrid in the European Union, United Kingdom, Norway, Switzerland and Israel through its commercial organizations while establishing additional local distribution channels to extend its outreach in the European Union. In other international markets the Company sells NexoBrid through local distributors which are also responsible for obtaining the local marketing authorization within the relevant territory. In the United States, the Company entered into exclusive license and supply agreements with Vericel Corporation (“Vericel”) to commercialize NexoBrid in North America upon FDA's approval.

The Company’s second investigational innovative product, EscharEx, is a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds. In May 2022, the company announced positive results from its U.S. phase 2 study. The study met its primary endpoint, its key secondary endpoints with high degree of statistical significance, as well as its wound closure safety measurements. The Company anticipates meeting with the U.S. Food and Drug Administration (the “FDA”) in the second half of 2022, for an End-of-Phase 2 meeting to discuss study results and a potential Phase 3 pivotal plan for EscharEx.

The third clinical-stage innovative product candidate, MW005, is a topical biological drug candidate for the treatment of non-melanoma skin cancers. A U.S. phase 1/2 study of MW005 for the treatment of low-risk basal cell carcinoma (BCC) was initiated in July 2021, and in July 2022, a positive initial data was announced. The Company anticipates announcing the final data in the second half of 2022.

b.
The Company's securities are listed for trading on NASDAQ since March 2014. In March, 2022, the Company completed an additional public offering. A total of 5,208,333 new ordinary shares were issued at a public offering price of $1.92 per share. The gross proceeds before deducting underwriting discounts and commissions and offering expenses, were approximately $10 million (see also Note 3).

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, and MediWound UK Limited and MediWound US, Inc. which are currently inactive companies.

d.
The Company awarded two contracts with the U.S. Biomedical Advanced Research and Development Authority ("BARDA") valued at up to $168,000 for the advancement of the development, manufacturing and emergency readiness for NexoBrid deployment as well as the procurement of NexoBrid as a medical countermeasure as part of BARDA preparedness for mass casualty events. In February 2022 BARDA has expanded its awarded contract providing supplemental funding of approximately $9,000 to support the NexoBrid BLA resubmission to the FDA and the continuous expanded access program.

e.
On February 17, 2022 the Company engaged with the U.S. Department of Defense (“DoD”), through the Medical Technology Enterprise Consortium (MTEC), for a $1,800 contract for the development of NexoBrid as a non-surgical solution for field-care burn treatment for the U.S. Army.

f.
On June 29, 2021, the Company received a Complete Response Letter (CRL) from the U.S. Food and Drug Administration (FDA) regarding its Biologics License Application (BLA) seeking approval of NexoBrid for eschar removal (debridement) in adults with deep partial-thickness and/or full-thickness thermal burns.

The FDA communicated that it had completed its review of the BLA, as amended, and has determined that the application cannot be approved in its present form. The FDA identified issues related to the Chemistry, Manufacturing and Controls (“CMC”) section of the BLA and requested additional CMC information. The FDA acknowledged receipt of several CMC amendments, submitted by the Company in response to the CMC information requests, which were not reviewed yet by the FDA.

The FDA also stated that an inspection of NexoBrid's manufacturing facilities in Israel and Taiwan, are required before the FDA can approve the BLA, but it was unable to conduct the required inspections during the current review cycle due to COVID-19 related travel restrictions. The FDA stated that it will continue to monitor the public health situation as well as travel restrictions and is actively working to define an approach for scheduling outstanding inspections. In addition, the CRL cited certain observations identified during good clinical practice (GCP) inspections related to the U.S. Phase 3 study (DETECT), and requested the Company to provide its perspective on the potential impact, if any, of these observations on the efficacy findings in the study. The FDA also requested to provide a safety update as part of its BLA resubmission, although there were no safety issues raised in the CRL.

Following a productive Type A meeting with the FDA, the Company gained clarity on a path forward for resubmission of its NexoBrid BLA. In addition, the FDA’s facility inspection schedule which has been affected by COVID-19-related travel restrictions, is required before the FDA can approve the NexoBrid BLA.

On July 1, 2022, the Company has re-submitted the Biologics License Application (BLA) to the U.S. Food and Drugs Administration (FDA) and received an acknowledgement letter from the FDA assigning PDUFA target date to January 1, 2023.

g.
Since incorporation through June 30, 2022, the Company has incurred losses mainly attributed to its development efforts and has total accumulated deficit of $156,450 thousand, the Company’s total shareholders’ equity amounted to deficit of $2,235. During the six-month period ended June 30, 2022, the Company incurred losses of $7,943 and its cash used in operating activities was $9,319. The Company expects to continue to incur significant research and development and other costs related to its ongoing operations, and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable.

Management’s plans include evaluating alternative financing arrangements and/or reducing expenditures as necessary to meet the Company’s future cash requirements. However, there is no assurance that, if required, the Company will be able to raise additional capital or reduce expenditures to provide the required liquidity. Management expects that the Company's cash and cash equivalents as of June 30, 2022 will allow the Company to fund its operating plan through at least the next 12 months from the financial statement issuance date.

h.	The Company addresses the challenges associated with the ongoing COVID-19 pandemic, while prioritizing the health and safety of its workforce and maintaining operational efficiency and flexibility.